Business Combination - Schedule of Preliminary Allocation of Purchase Consideration to Tangible and Intangible Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2025	May 09, 2025	Dec. 31, 2024
Assets acquired
Goodwill	$ 309,406		$ 161,519
Frndly TV, Inc.
Assets acquired
Cash and cash equivalents		$ 8,481
Accounts receivable		5,610
Prepaid expenses and other assets		432
Operating lease right-of-use asset		640
Intangible assets		46,000
Total assets acquired		209,050
Liabilities Assumed
Accounts payable		5,986
Accrued liabilities		9,918
Deferred revenue		16,956
Operating lease liability		358
Deferred tax liability		6,031
Total liabilities assumed		39,249
Total Purchase Consideration		169,801
Frndly TV, Inc. | Advertising Segment
Assets acquired
Goodwill	188,832	35,475	153,357
Frndly TV, Inc. | Subscriptions Segment
Assets acquired
Goodwill	$ 120,574	$ 112,412	$ 8,162